Income taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense Differences

The reasons for these differences are as follows:

	Year ended March 31,
	2016	2015	2014
(Loss) income before income taxes
Domestic	$(51,981)	$17,435	$30,594
Foreign	7,115	19,546	(9,530)

	$(44,866)	$36,981	$21,064
Combined tax rate	26.50%	25.00%	25.00%

Expected income tax (recovery) expense	$(11,889)	$9,245	$5,266
Adjustments
Non-deductible, non-taxable items	(1,502)	3,684	1,768
Tax rate variance	(853)	1,646	1,000
Change in valuation allowance	27,483	1,446	(2,807)
Investment tax credits	2,398	(2,618)	(5,176)
Other	400	(550)	469

Income tax expense	$16,037	$12,853	$520

Schedule of Tax Effects of Temporary Differences

The components of the deferred income tax assets and liabilities were as follows:

	March 31, 2016	March 31, 2015
Deferred income tax assets
Inventory	$—	$146
Non-capital losses	12,099	1,953
Foreign non-capital losses	5,529	5,691
Property, plant and equipment	2,061	1,399
Allowance for bad debts	433	135
Deferred revenue	10,780	6,765
Capital lease obligation	1,324	818
Accrued restructuring	67	269
Warranty	3,453	4,933
Deferred financing fees	524	256
Long-term debt	2,585	2,090
Intangible assets	123	88
Other	412	503

Total deferred income tax assets	39,390	25,046
Deferred income tax liabilities
Inventory	26	—
Investment tax credits	939	651

Total deferred income tax liabilities	965	651

Net deferred income tax assets before valuation allowance	38,425	24,395
Valuation allowance	35,522	8,039

Net deferred income tax assets after valuation allowance	$2,903	$16,356

Deferred income tax asset	$3,150	$16,356
Deferred income tax liability	247	—

	$2,903	$16,356